Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued legal and professional fees	$ 8,939	$ 6,935
Accrued marketing	3,673	3,516
Accrued rent and service costs	575	918
Accrued sale commissions, rebates and discounts	2,252	3,704
Other accrued expenses	14,011	9,738
Cash settlement payable to the former owners of TuneUp		1,486
Deferred purchase consideration	2,559	3,288
Contingent purchase consideration	20,690	1,984
Other financial liabilities	42
Capital lease obligation	357
Total accrued expenses and other current liabilities	$ 53,098	$ 31,569